Rainier Investment Management Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741

March 10, 2014

VIA EDGAR TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 “F” Street, N.E.

Washington, D.C. 20549

Re:	Rainier Investment Management Mutual Funds (“the Company”)

File Nos. 33-73792 and 811-08270

Dear Sir or Madam:

On behalf of the Company, transmitted herewith pursuant to Rule 8b-16(a) under the Investment Company Act of 1940, as amended, is Amendment No. 52 to the Company’s Registration Statement on Form N-1A. This Amendment No. 52 to the Company’s Registration Statement is being filed for the purpose of adding the Rainier Large Cap Growth Equity Fund as a new series of the Company.

If you have any questions, concerning the foregoing, please contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.

for U.S. Bancorp Fund Services, LLC